UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Gold & Precious Metals Fund
(formerly DWS Gold & Precious Metals Fund)
	Shares	Value ($)
Common Stocks (a) 98.7%
Australia 8.2%
Independence Group NL	251,809	1,126,148
Medusa Mining Ltd.*	459,054	706,269
Newcrest Mining Ltd.*	728,467	7,335,729
OceanaGold Corp.* (b) (c)	790,913	2,255,917
Regis Resources Ltd. (b)	955,524	1,553,682

(Cost $18,176,698)		12,977,745
Canada 60.0%
Agnico-Eagle Mines Ltd. (b)	142,336	5,292,155
AuRico Gold, Inc.	1,050,466	4,316,126
B2Gold Corp.* (b)	1,170,539	3,027,395
Barrick Gold Corp.	846,697	15,297,777
Continental Gold Ltd.*	324,036	1,147,135
Detour Gold Corp.*	123,362	1,390,488
Eldorado Gold Corp.	860,408	6,383,914
Franco-Nevada Corp.	194,801	11,021,483
Goldcorp, Inc.	693,057	18,979,852
New Gold, Inc.*	649,916	3,999,575
Osisko Gold Royalties Ltd.*	23,203	330,909
Pan American Silver Corp.	84,475	1,241,151
Rubicon Minerals Corp.* (b)	692,144	1,022,013
Silver Wheaton Corp.	406,238	10,610,958
Teranga Gold Corp. (CDI)* (b) (d)	678,936	512,199
Torex Gold Resources, Inc.*	1,968,575	2,744,288
Yamana Gold, Inc. (b)	905,882	7,726,604

(Cost $110,765,929)		95,044,022
Korea 0.6%
Korea Zinc Co., Ltd. (Cost $778,918)	2,374	955,733
Mexico 2.1%
Fresnillo PLC (e) (Cost $4,812,055)	211,225	3,306,692
Peru 0.7%
Compania de Minas Buenaventura SA (ADR) (Cost $3,491,779)	99,027	1,159,606
South Africa 10.7%
Anglo American Platinum Ltd.*	76,423	3,351,185
AngloGold Ashanti Ltd.*	338,351	5,790,021
Gold Fields Ltd.	618,241	2,436,738
Harmony Gold Mining Co., Ltd.*	494,419	1,524,620
Impala Platinum Holdings Ltd.	248,139	2,453,863
Sibanye Gold Ltd.	618,241	1,468,964

(Cost $29,322,527)		17,025,391
United Kingdom 5.6%
Randgold Resources Ltd. (Cost $9,382,704)	102,591	8,855,504
United States 10.8%
Argonaut Gold, Inc.*	252,576	921,954
Newmont Mining Corp.	304,069	7,574,359
Stillwater Mining Co.* (b)	134,557	2,408,570
Tahoe Resources, Inc.* (b)	233,781	6,194,280

(Cost $21,103,190)		17,099,163

Total Common Stocks (Cost $197,833,800)		156,423,856
Exchange-Traded Funds 0.1%
ETFS Physical Palladium Trust*	208	17,601
SPDR Gold Trust*	552	68,111

Total Exchange-Traded Funds (Cost $59,034)		85,712

	Troy Ounces	Value ($)
Commodities 0.4%
Gold Bullion* (Cost $904,641)	544	697,935

	Contracts	Value ($)
Call Options Purchased 0.0%
SPDR Gold Trust, Expiration Date 08/14/2016, Strike Price $124.0	88	11,176
SPDR Gold Trust, Expiration Date 09/14/2020, Strike Price $124.0	29	6,728

Total Call Options Purchased (Cost $44,916)		17,904
Put Options Purchased 0.0%
SPDR Gold Trust, Expiration Date 08/14/2016, Strike Price $124.0	88	14,696
SPDR Gold Trust, Expiration Date 09/14/2020, Strike Price $124.0	29	7,714

Total Put Options Purchased (Cost $36,203)		22,410

	Shares	Value ($)
Securities Lending Collateral 13.2%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $20,911,454)	20,911,454	20,911,454
Cash Equivalents 1.0%
Central Cash Management Fund, 0.06% (f) (Cost $1,523,759)	1,523,759	1,523,759

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $221,313,807) †	113.4	179,683,030
Other Assets and Liabilities, Net	(13.4)	(21,281,261)

Net Assets	100.0	158,401,769

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $248,480,095.  At July 31, 2014, net unrealized depreciation for all securities based on tax cost was $68,797,065.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,353,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $79,150,247.

(a)	Securities are listed in country of domicile.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $19,639,522, which is 12.4% of net assets.

(c)	Listed on the Toronto Stock Exchange.
(d)	Listed on the Australian Securities Exchange.
(e)	Listed on the London Stock Exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
ETFS: Exchange Traded Funds Receipt
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Silver Futures	USD	9/26/2014	7	714,420	(20,430)

Currency Abbreviations
USD	United States Dollar

At July 31, 2014, the Deutsche Gold & Precious Metals Fund had the following Quality Distribution:

Quality Distribution (As a % of Common Stocks)
Group breakdown of the Fund's common stocks
Group I:
Major producing companies	63%

Group II:
Medium established producers	6%

Group III:
Junior producers with medium cost production	6%

Group IV:
Companies with some production on stream or in start-up	5%

Group V:
Primarily exploration companies with or without mineral resources	6%

Group VI:
Royalty companies	14%
100%

Investment in Subsidiary

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary, Deutsche Cayman Precious Metals Fund, Inc., organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals; commodity-linked derivative instruments, such as swaps, futures; and exchange traded funds. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. The Subsidiary may also invest available cash in affiliated money market funds. The Subsidiary is managed by the same portfolio managers that manage the Fund.  As of July 31, 2014, the Fund held $1,595,570 in the Subsidiary, representing 1.0% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,255,917	$10,721,828	$—	$12,977,745
Canada	94,531,823	512,199	—	95,044,022
Korea	—	955,733	—	955,733
Mexico	—	3,306,692	—	3,306,692
Peru	1,159,606	—	—	1,159,606
South Africa	—	17,025,391	—	17,025,391
United Kingdom	—	8,855,504	—	8,855,504
United States	17,099,163	—	—	17,099,163
Exchange-Traded Funds	85,712	—	—	85,712
Commodities	697,935	—	—	697,935
Short-Term Investments (h)	22,435,213	—	—	22,435,213
Derivatives (i)
Purchased Options	40,314	—	—	40,314

Total	$138,305,683	$41,377,347	$—	$179,683,030

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(20,430)	$—	$—	$(20,430)

Total	$(20,430)	$—	$—	$(20,430)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and purchased options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Equity Contracts	$(20,430)	$(40,805)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Gold & Precious Metals Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014